Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statements Of Operations [Abstract]
Sales
Cost of Sales
Gross Profit
Selling, General and Administrative Expenses	1,773,099	1,362,450
Impairment of production costs, prepaid royalties and inventory		110,992
Operating Loss	(1,773,099)	(1,473,442)
Other Income (Expense)
Interest	(1,842)	(8,454)
Gain on Forgiveness of Debt	10,847	237,895
Total Other Income (Expense)	9,005	229,441
Loss before Income Taxes	(1,764,094)	(1,244,001)
Provision for Income Taxes	800	800
Net Loss	$ (1,764,894)	$ (1,244,801)
Loss Per Share-Basic and Diluted	$ (0.03)	$ (0.03)
Weighted Average Number of Shares	51,660,735	36,278,475